Financial Instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 198,709	€ 190,707
Derivatives, maturity	12 months
Derivatives - not designated as hedging instruments
Financial instruments
Notional amount	€ 1,413,955	€ 854,528